Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Nov. 04, 2019	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021	Dec. 31, 2024 USD ($)	Dec. 12, 2023 CNY (¥)	Feb. 16, 2023 CNY (¥)
Income Tax Contingency [Line Items]
Income tax expense			¥ 62,959	$ 8,625,000	¥ 72,155	¥ (61,780)
Current income tax expense			105,484	14,451,000	122,118	86,560
Deferred income tax expense			¥ (42,525)	$ (5,826,000)	¥ (49,963)	¥ (148,340)
Effect of preferential tax rate, basic earning per ADS | (per share)			¥ 0.47	$ 0.06	¥ 0.56	¥ 0.54
Net tax operating losses			¥ 2,153,650					$ 295,050,000.00
Withholding tax on dividend payment			99,519	$ 13,634,000	¥ 99,122	¥ (1,667)
Undistributed earnings from PRC Subsidiaries			15,491,540		15,770,890			$ 2,122,330,000
Dividend declared percent on net income	20.00%
Statutory Income Tax Rate, Amount			¥ 421,577	$ 57,756,000	499,391	440,713
Income tax dividend rate			5.00%	5.00%
Deferred tax liabilities cash dividend amount										¥ 500,000
Minimum [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities cash dividend amount									¥ 1,500,000
O 2022 A Dividends [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment						¥ 26,920
O 2023 A Dividends [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment					¥ 99,120
O 2024 A Dividends [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment			¥ 99,520	$ 13,630,000
VIEs [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate			25.00%	25.00%	25.00%	25.00%
Hong Kong [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		16.50%
Hong Kong [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		8.25%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax expense | $				$ 0
Hong Kong [Member] | Two Tired Profits Tax Regime [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate, Amount | $		$ 2
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%	25.00%
Effect of change in enacted tax rate			¥ 189,210	$ 25,920,000	¥ 156,450	¥ 207,670
Current income tax expense			162,990	22,330,000	180,150	196,540
Deferred income tax expense			26,220	3,590,000	¥ 23,700	¥ 11,130
Accumulated tax losses.			¥ 2,120,560	$ 290,520,000
Withholding income tax rate on dividends distributed by FIEs			10.00%	10.00%
China [Member] | Chezhiying WFOE [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%	50.00%
China [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%	50.00%
China [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate			15.00%	15.00%
China [Member] | Key Software Enterprise [Member] | Beijing Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					10.00%	10.00%	10.00%
China [Member] | Software Enterprise [Member] | Chezhiying WFOE [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%	50.00%
China [Member] | Software Enterprise [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%	50.00%
China [Member] | Software Enterprise [Member] | Tianjin Autohome Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%	50.00%
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs			5.00%	5.00%